Bank and Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Bank and Other Borrowings [Abstract]
Schedule of Bank and Other Borrowings	Bank and other borrowings were as follows as of the respective balance sheet dates:
	As of December 31,
	2023	2024
	$	$
Short-term bank and other borrowings	424	417
Total borrowings	424	417